Related Party Transactions and Balances - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of related party transactions [line items]
Executive management salaries for services	$ 108	$ 98
Sunfarms Corp. [member]
Disclosure of related party transactions [line items]
Due from joint ventures		411		$ 1,079
Loan agreement entered date with share holders	Jul. 05, 2018
Shareholder [member] | Sunfarms Corp. [member]
Disclosure of related party transactions [line items]
Due to related parties			$ 13,000	$ 9,959
Interest rate percentage on due to related parties			8.00%	8.00%
Employee [member] | Other assets [member]
Disclosure of related party transactions [line items]
Promissory note due from related party		$ 70		$ 64